Intangible Assets Summary of Intangile Asset Account Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Beginning balance, intangible assets, gross	$ 759,152,000	$ 806,256,000
Intangible assets acquired	12,797,000	0
Assets transferred to held for sale	(4,964,000)	0
Assets no longer in use written off	(8,450,000)	0
Effect of change In exchange rates	(9,341,000)	(47,104,000)
Ending balance, intangible assets, gross	749,194,000	759,152,000
Water Operating Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, net amount, transferred to held for sale	$ 2,600,000